Total
BNY Mellon National Short-Term Municipal Bond Fund
Fund Summary BNY Mellon National Short-Term Municipal Bond Fund
Investment Objective
The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon National Short-Term Municipal Bond Fund		Class M Shares	Investor Shares
Investment advisory fees		0.35%	0.35%
Shareholder services fees		none	0.25%
Administration fees		0.14%	0.14%
Miscellaneous other expenses		0.04%	0.04%
Total other expenses		0.18%	0.43%
Total annual fund operating expenses		0.53%	0.78%
Fee waiver and/or expense reimbursement	[1]	(0.09%)	(0.09%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.44%	0.69%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until December 29, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .44%. On or after December 29, 2024, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon National Short-Term Municipal Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class M Shares	45	161	287	656
Investor Shares	70	240	424	958

Expense Example No Redemption - BNY Mellon National Short-Term Municipal Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class M Shares	45	161	287	656
Investor Shares	70	240	424	958

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 101.11% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal personal income tax. Municipal bonds are debt securities or other obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies and authorities.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser). Generally, the fund's average effective portfolio maturity and the average effective duration of the fund's portfolio will be less than three years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. A bond's maturity is the length of time until the principal must be fully repaid with interest. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

The fund typically sells a security when the fund's portfolio manager believes that there has been a negative change in the credit quality of the issuer or have identified a more attractive opportunity or when the portfolio manager seeks to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the S&P Municipal Bond Investment Grade Short Index and the S&P Municipal Bond Short Index.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%)Class M

Best Quarter Q2, 2020: 1.82% Worst Quarter Q1, 2022: -2.64% The year-to-date total return of the fund's Class M shares as of September 30, 2023 was 0.94%.
Average Annual Total Returns as of 12/31/22
Average Annual Returns - BNY Mellon National Short-Term Municipal Bond Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class M Shares	(2.68%)	0.69%	0.61%
Investor Shares	(2.93%)	0.44%	0.36%
After Taxes on Distributions | Class M Shares	(2.68%)	0.69%	0.60%
After Taxes on Distributions and Sale of Fund Shares | Class M Shares	(1.12%)	0.82%	0.71%
S&P Municipal Bond Short Index reflects no deductions for fees, expenses or taxes	(2.07%)	1.06%	0.97%	[1]
S&P Municipal Bond Investment Grade Short Index reflects no deductions for fees, expenses or taxes	(2.02%)	1.10%	1.00%
[1]	The S&P Municipal Bond Investment Grade Short Index was first calculated on March 19, 2013. Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Short Index until the S&P Municipal Bond Investment Grade Short Index has been calculated for a 10-year period.